SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Schedule of reportable segments financial information by geography
The following table provides the details that the adoption of IFRS 16 had on Adjusted EBITDA for the six and three-month periods ended June 30 for each operating segment:

	Six-month period June 30, 2019			Three months ended June 30, 2019
	Adjusted EBITDA pre-IFRS 16	Impact of IFRS 16	Adjusted EBITDA post-IFRS 16	Adjusted EBITDA pre-IFRS 16	Impact of IFRS 16	Adjusted EBITDA post-IFRS 16
Russia	799	167	966	413	85	498
Pakistan	345	24	369	175	11	186
Algeria	155	17	172	74	9	83
Bangladesh	94	20	114	44	10	54
Ukraine	245	11	256	132	6	138
Uzbekistan	64	3	67	33	2	35
HQ	231	5	236	(65)	5	(60)
Other	104	8	112	59	1	60
Total segments	2,037	255	2,292	865	129	994
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables.

	Six-month period ended June 30
	External						Of which:
	customers		Inter-segment		Total revenue		Mobile		Fixed
Revenue	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Russia	2,160	2,330	12	10	2,172	2,340	1,911	2,039	261	301
Pakistan	690	729	20	2	710	731	709	731	1	0
Algeria	378	400	1	2	379	402	379	402	—	0
Bangladesh	271	260	—	0	271	260	271	260	—	0
Ukraine	383	318	17	11	400	329	372	306	28	23
Uzbekistan	131	155	—	—	131	155	130	154	1	1
All others	372	328	(50)	(25)	322	303	248	259	74	44
Total segments	4,385	4,520	—	—	4,385	4,520	4,020	4,151	365	369

	Three-month period ended June 30
	External						Of which:
	customers		Inter-segment		Total revenue		Mobile		Fixed
Revenue	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Russia	1,118	1,168	6	6	1,124	1,174	992	1,029	132	145
Pakistan	338	362	10	1	348	363	347	363	1	—
Algeria	186	199	1	—	187	199	187	199	—	—
Bangladesh	137	131	—	—	137	131	137	131	—	—
Ukraine	203	167	9	6	212	173	197	162	15	12
Uzbekistan	67	79	—	—	67	79	67	78	—	—
All others	212	164	(26)	(13)	186	151	149	127	37	24
Total segments	2,261	2,270	—	—	2,261	2,270	2,076	2,089	185	181

Schedule of segment adjusted EBITDA and capital expenditures by geography

	Six-month period ended June 30				Three-month period ended June 30
	Adjusted EBITDA		Capital expenditures exc. licenses & ROU		Adjusted EBITDA		Capital expenditures exc. licenses & ROU
Other disclosures	2019	2018 *	2019	2018	2019	2018 *	2019	2018
Russia	966	884	462	373	498	441	236	215
Pakistan	369	349	118	123	186	174	67	57
Algeria	172	178	48	42	83	87	30	28
Bangladesh	114	91	37	76	54	44	23	21
Ukraine	256	184	67	61	138	95	38	35
Uzbekistan	67	68	39	26	35	34	14	17
HQ	236	(134)	1	7	(60)	(54)	1	4
Other	112	91	66	49	60	36	40	25
Total segments	2,292	1,711	838	757	994	857	449	402
* Impact from IFRS 16 is not included in the 2018 comparative numbers following a modified retrospective approach.

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax
The following table provides the reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2019	2018	2019	2018
Total Segments Adjusted EBITDA	2,292	1,711	994	857
Depreciation	(812)	(691)	(409)	(337)
Amortization	(205)	(256)	(111)	(130)
Impairment (loss) / reversal	(10)	(10)	(4)	(7)
Gain / (loss) on disposal of non-current assets	(14)	(37)	(7)	(20)
Gain / (loss) on disposal of subsidiaries	1	20	1	20
Finance costs	(421)	(423)	(210)	(206)
Finance income	28	31	14	12
Other non-operating losses, net	14	(25)	10	(16)
Net foreign exchange gain / (loss)	(8)	1	(22)	(11)
Profit / (loss) before tax	865	321	256	162